LEASES - MOVEMENT OF RIGHT-OF-USE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 106,513	$ 142,705
Cash outflow for leases	49,323	45,617
Gains (losses) on exchange differences on translation of foreign operations, before tax	(2,174)	(19,297)
Reclassification Between PPEQ and Right Of Use Assets	0	0
Leases Amortization Expense	48,293,000
Write Down of Leases	45,731,000
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Reclassification Between PPEQ and Right Of Use Assets	0	0
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	0	0
Gains (losses) on exchange differences on translation of foreign operations, before tax	1,873	(22,779)
Reclassification Between PPEQ and Right Of Use Assets	(31,924)	(13,605)
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	49,323	45,617
Gains (losses) on exchange differences on translation of foreign operations, before tax	(4,047)	3,482
Reclassification Between PPEQ and Right Of Use Assets	31,924	13,605
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	106,513	142,705	$ 137,842
Additions	38,352	16,290
Gains (losses) on exchange differences on translation of foreign operations, before tax	2,160	(11,426)
Right-of-use assets [member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	172,916	233,833	237,651
Additions	62,840	18,852
Gains (losses) on exchange differences on translation of foreign operations, before tax	1,923	(22,669)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(66,403)	(91,128)	$ (99,809)
Additions	24,488	(2,562)
Gains (losses) on exchange differences on translation of foreign operations, before tax	$ (237)	$ 11,243